Warrants (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
IPO & Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Quantity	$ 7,875,000	$ 7,875,000
Strike Price	11.50	11.50
Series A Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Quantity	3,187,500	3,187,500
Strike Price	4.80	4.80
Series B Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Quantity	275,000	1,062,500
Strike Price	$ 5.00	$ 5.00